DIVESTITURES OF BANKS AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
DIVESTITURES OF BANKS AND DISCONTINUED OPERATIONS [Abstract]
DIVESTITURES OF BANKS AND DISCONTINUED OPERATIONS
NOTE L—DIVESTITURES OF BANKS AND DISCONTINUED OPERATIONS

In 2011, Capitol completed the following sales of bank subsidiaries (in $1,000s):

		Sale
	Date Sold	Proceeds	Gain (Loss)

Bank of Tucson – main office(1)	January 24, 2011	$4,567	$4,418
Bank of Fort Bend(2)	March 30, 2011	4,315	1,445
Community Bank of Rowan(3)	April 19, 2011	4,845	(1,298)
Bank of the Northwest/Sunrise Bank(3)	July 28, 2011	24,113	184
Bank of Feather River(2)	October 3, 2011	3,272	(240)
Evansville Commerce Bank(2)	October 7, 2011	2,321	48
Bank of Las Colinas(2)	October 27, 2011	3,884	938

		$47,317	$5,495

(1)	Previously a wholly-owned subsidiary of Capitol. Sale proceeds represent the net premium received from the assumption of liabilities and acquisition of assets transaction.
(2)	Previously a majority-owned subsidiary of a bank-development subsidiary controlled by Capitol.
(3)	Previously a majority-owned subsidiary of Capitol.

In 2010, Capitol completed the sale of 11 bank subsidiaries for $76.1 million in sales proceeds and a net gain of $15.8 million.  In 2009, Capitol completed the sale of one bank subsidiary for $9.5 million in sale proceeds and a net gain of $1.2 million.

In addition to completed sales transactions, Capitol has entered into definitive agreements to sell its interests (or controlling interests held by bank-development subsidiaries) in the following institutions which are pending:  Bank of Maumee, Bank of Michigan, First Carolina State Bank and Pisgah Community Bank.  The pending bank sales are subject to regulatory approval and other contingencies.  If completed, those pending bank divestitures would result in Capitol receiving estimated proceeds approximating $5.7 million and an estimated loss on sale of approximately $1.2 million.

In January 2012, Capitol completed the sale of Mountain View Bank of Commerce with aggregate proceeds of $4.1 million and an approximate gain of $126,000.  Assets, liabilities and results of operations of Mountain View Bank of Commerce are reflected as part of discontinued operations for the periods presented.

The results of operations of bank subsidiaries sold in 2011 (and Mountain View Bank of Commerce sold in early 2012), summarized in the preceding table, together with the results of operations of Adams Dairy Bank, Bank of Belleville, Bank of San Francisco, Community Bank of Lincoln, Fort Collins Commerce Bank, Larimer Bank of Commerce, Loveland Bank of Commerce, Napa Community Bank, Ohio Commerce Bank, Southern Arizona Community Bank and USNY Bank which were sold in 2010, and Bank of Santa Barbara and Yuma Community Bank which were sold in 2009, and Summit Bank of Kansas City which was deconsolidated on September 30, 2009, are classified as discontinued operations, which include the following components on a combined basis (in $1,000s):

	2011	2010	2009

Interest income	$21,030	$76,457	$102,979
Interest expense	3,203	15,085	27,731
Net interest income	17,827	61,372	75,248
Provision for loan losses	2,514	16,077	32,091
Net interest income after provision
for loan losses	15,313	45,295	43,157
Noninterest income, excluding gain
on sale of bank subsidiaries	1,815	5,158	7,069
Gain on sale of bank subsidiaries	5,495	15,784	1,187
Noninterest expense	14,546	46,812	51,349
Income before income taxes	8,077	19,425	64
Less income tax expense	2,129	9,314	10,877
Net income (loss) from discontinued
operations	5,948	10,111	(10,813)
Net loss (income) attributable to
noncontrolling interests	(23)	1,928	22,902
Net income from discontinued
operations attributable to Capitol
Bancorp Limited	$5,925	$12,039	$12,089
Net income from discontinued
operations per common share
attributable to Capitol Bancorp
Limited	$0.15	$0.60	$0.70

Assets and liabilities of discontinued operations as of December 31 are summarized below (in $1,000s):

	2011	2010		2011	2010
Assets:			Liabilities:
Cash and cash equivalents	$9,898	$200,164	Noninterest-bearing
Investment securities		12,657	deposits	$7,371	$216,975
Federal Home Loan Bank			Interest-bearing deposits	34,336	650,772
stock	293	3,708	Total deposits	41,707	867,747
Portfolio loans	40,060	746,870	Debt obligations
Less allowance for loan			Other liabilities	2,431	17,063
losses	(751)	(19,739)
Net portfolio loans	39,309	727,131		$44,138	$884,810
Premises and equipment	381	7,657
Other real estate owned	1,009	7,563
Other assets	775	13,534

	$51,665	$972,414